Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash balances	$ 37,174	$ 31,293
Bank balances	29,018,083	24,787,424
Time deposits	5,963,417	17,325,478
Other fixed-income instruments	176,008,467	72,342,284
Total	$ 211,027,141	$ 114,486,479